SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2023
Disclosure Of Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

14. SUPPLEMENTAL CASH FLOW INFORMATION

	December 31,	December 31,	December 31,
	2023	2022	2021
Property, plant and equipment additions in accounts payable and accrued liabilities	$19,469	$108,743	$-
Intangible asset additions in accounts payable and accrued liabilities	$-	$92,062	$-
Deposit applied to intangible assets	$-	$60,462	$-
Interest paid	$3,169	$10,193	$9,054
Income taxes paid	$191,731	$57,611	$342,000